Related party transactions - Related Party Balances (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Related Party Transaction [Line Items]
Accounts receivable, related parties	$ 4.7	$ 34.8
Accounts payable, related parties	39.8	17.0
Long term debt to related party	321.0	308.4
Majority Shareholder
Related Party Transaction [Line Items]
Accounts receivable, related parties	4.7	34.8
Accounts payable, related parties	16.6	17.0
Ship Finance | Affiliated Entity
Related Party Transaction [Line Items]
Accounts receivable, related parties	0.0	0.0
Accounts payable, related parties	23.2	0.0
Loans Payable | US $600 Million Unsecured Bond | Majority Shareholder
Related Party Transaction [Line Items]
Notes payable, related parties	186.6	186.6
Loans Payable | NOK1,500 Million Floating Interest Rate Bond | Majority Shareholder
Related Party Transaction [Line Items]
Notes payable, related parties	9.4	11.1
Loans Payable | US $195 Million Loan | Ship Finance | Affiliated Entity
Related Party Transaction [Line Items]
Notes payable, related parties	$ 125.0	$ 110.7